SUBSEQUENT EVENT	12 Months Ended
Mar. 31, 2018
Subsequent Event
SUBSEQUENT EVENT
17.	SUBSEQUENT EVENT
The Group has evaluated events from year ended March 31, 2018 through the date the financial statements were issued. There were no subsequent events that need disclosure.